UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment |X|; Amendment Number: 01
This Amendment (Check only one.): |X| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, April 26, 2011

Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. Based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to positions in
Section 13(f) securities held by its operating subsidiaries, including, among others, Nomura Asset Management U.K. Limited ("NAM UK"). The Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) NAM UK. The investment manager filing this Form 13F, NAM UK, has realized that certain positions were not included in the originally filed Form 13F. This amendment is therefore being filed to reflect the addition of those positions.

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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: 162,406 (thousands)

List of Other Included Managers: None

                             TITLE OF                   VALUE                 SH/  PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS       CUSIP        (X1000)   SH/PRN AMT   PRN  CALL   DISCRETION  MANAGER    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO           COM         025816109      2,422      61,000     SH          Sole                  61,000
APACHE CORP                   COM         037411105      4,904      58,250     SH          Sole                  58,250
BAKER HUGHES INC              COM         057224107      2,438      58,660     SH          Sole                  58,660
BANK OF AMERICA CORPORATION   COM         060505104      4,215     293,345     SH          Sole                 293,345
BARRICK GOLD CORP             COM         067901108      2,749      60,542     SH          Sole                  60,542
CA INC                        COM         12673P105      1,524      82,800     SH          Sole                  82,800
CANADIAN NATURAL RES LTD      COM         136385101      2,919      87,800     SH          Sole                  87,800
CHEVRON CORP NEW              COM         166764100      4,256      62,711     SH          Sole                  62,711
CISCO SYSTEMS INC             COM         17275R102      4,088     191,830     SH          Sole                 191,830
CITIGROUP INC                 COM         172967101      4,380   1,164,930     SH          Sole               1,164,930
COCA COLA CO                  COM         191216100      2,381      47,500     SH          Sole                  47,500
CONOCOPHILLIPS                COM         20825C104      4,246      86,496     SH          Sole                  86,496
COOPER INDUSTRIES PLC         COM         G24140108      2,341      53,200     SH          Sole                  53,200
DELL INC                      COM         24702R101      1,192      98,800     SH          Sole                  98,800
DISNEY WALT CO                COM         254687106      2,563      81,366     SH          Sole                  81,366
EXPRESS SCRIPTS INC           COM         302182100      3,874      82,400     SH          Sole                  82,400
FIFTH THIRD BANCORP           COM         316773100      1,628     132,500     SH          Sole                 132,500
FREEPORT-MCMORAN COPPER & GO  COM         35671D857      4,438      75,062     SH          Sole                  75,062
GENERAL ELECTRIC CO           COM         369604103      3,543     245,713     SH          Sole                 245,713
GOLDMAN SACHS GROUP INC       COM         38141G104      1,930      14,700     SH          Sole                  14,700
GOOGLE INC                    CL A        38259P508      2,848       6,400     SH          Sole                   6,400
HEWLETT PACKARD CO            COM         428236103      4,635     107,100     SH          Sole                 107,100
HOME DEPOT INC                COM         437076102      2,689      95,785     SH          Sole                  95,785
HONEYWELL INTL INC            COM         438516106      2,365      60,600     SH          Sole                  60,600
INGERSOLL- RAND PLC           SHS         G47791101      2,266      65,700     SH          Sole                  65,700
JACOBS ENGR GROUP INC DEL     COM         469814107      2,562      70,300     SH          Sole                  70,300
JOHNSON & JOHNSON             COM         478160104      3,555      60,195     SH          Sole                  60,195
JPMORGAN CHASE & CO           COM         46625H100      3,939     107,600     SH          Sole                 107,600
KRAFT FOODS INC               CL A        50075N104      2,727      97,389     SH          Sole                  97,389
LOCKHEED MARTIN CORP          COM         539830109      2,888      38,759     SH          Sole                  38,759
MEDCO HEALTH SOLUTIONS INC    COM         58405U102      6,298     114,343     SH          Sole                 114,343
MERCK & CO INC NEW            COM         58933Y105      4,077     116,588     SH          Sole                 116,588
METLIFE INC                   COM         59156R108      2,209      58,489     SH          Sole                  58,489
MICROSOFT CORP                COM         594918104      4,451     193,418     SH          Sole                 193,418
PEABODY ENERGY CORP           COM         704549104      2,922      74,677     SH          Sole                  74,677
PEPSICO INC                   COM         713448108      3,331      54,650     SH          Sole                  54,650
PHILIP MORRIS INTL INC        COM         718172109      3,686      80,408     SH          Sole                  80,408
PNC FINL SVCS GROUP INC       COM         693475105      3,237      57,299     SH          Sole                  57,299
PULTE GROUP INC               COM         745867101      1,004     121,287     SH          Sole                 121,287
RESEARCH IN MOTION LTD        COM         760975102      1,884      38,252     SH          Sole                  38,252
SUNCOR ENERGY INC NEW         COM         867224107      3,569     121,063     SH          Sole                 121,063
TARGET CORP                   COM         87612E106      3,055      62,136     SH          Sole                  62,136
TEXAS INSTRS INC              COM         882508104      2,791     119,900     SH          Sole                 119,900
TEXTRON INC                   COM         883203101      3,343     197,000     SH          Sole                 197,000
TIME WARNER INC               COM NEW     887317303      2,207      76,325     SH          Sole                  76,325
TOLL BROTHERS INC             COM         889478103      1,009      61,700     SH          Sole                  61,700
TORONTO DOMINION BK ONT       COM NEW     891160509      4,012      61,800     SH          Sole                  61,800
UNITEDHEALTH GROUP INC        COM         91324P102      4,393     154,700     SH          Sole                 154,700
WEATHERFORD INTERNATIONAL LTD REG         H27013103      1,900     144,600     SH          Sole                 144,600
WELLPOINT INC                 COM         94973V107      2,486      50,800     SH          Sole                  50,800
XEROX CORP                    COM         984121103      2,508     311,993     SH          Sole                 311,993
XILINX INC                    COM         983919101      2,733     108,200     SH          Sole                 108,200
YUM BRANDS INC                COM         988498101      2,795      71,600     SH          Sole                  71,600

                                          TOTAL        162,406